INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of provision for income taxes

        The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Income tax provision:
Current	3,023	1,498	8,484
Deferred	(38)	(395)	(5,771)

Total	2,985	1,103	2,713

Schedule of deferred tax assets and liabilities arise from tax impact of significant temporary differences

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Current
Deferred tax assets:
Allowance for doubtful accounts	3,395	4,333
Deferred revenue	814	838
Accrued expense and payroll	22,944	35,050
Advertising expense	1,359	861
Net operating loss carry forwards	-	-

Total deferred tax assets	28,512	41,082
Less: valuation allowance	(28,512)	(36,202)

	-	4,880

Non-current
Deferred tax assets:
Net operating loss carry forwards	118,550	126,341
Intangible assets and property and equipment	5,810	5,599

Total deferred tax assets	124,360	131,940
Less: valuation allowance	(124,360)	(131,940)

	-	-

Deferred tax liabilities:
Intangible assets and property and equipment	(17,543)	(16,652)

Net deferred tax liabilities	(17,543)	(16,652)

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Current
Deferred tax assets:
Allowance for doubtful accounts	3,395	4,333
Deferred revenue	814	838
Accrued expense and payroll	22,944	35,050
Advertising expense	1,359	861
Net operating loss carry forwards	-	-

Total deferred tax assets	28,512	41,082
Less: valuation allowance	(28,512)	(36,202)

	-	4,880

Non-current
Deferred tax assets:
Net operating loss carry forwards	118,550	126,341
Intangible assets and property and equipment	5,810	5,599

Total deferred tax assets	124,360	131,940
Less: valuation allowance	(124,360)	(131,940)

	-	-

Deferred tax liabilities:
Intangible assets and property and equipment	(17,543)	(16,652)

Net deferred tax liabilities	(17,543)	(16,652)

Schedule of movement of the valuation allowance for net deferred tax assets

        The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Balance at beginning of the year	(22,540)	(62,628)	(152,872)
Write-back/(provision) for the year	(40,088)	(90,244)	(15,270)

Balance at end of the year	(62,628)	(152,872)	(168,142)

Schedule of reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate

        A reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate is as follows:

	Years ended December 31,
	2010	2011	2012
Statutory income tax rates	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	2.6%	(1.0)%	(6.2)%
Effect of income tax rate changes	(1.2)%	(0.6)%	0.0%
Changes in valuation allowance	24.9%	26.6%	31.2%
Others	0.5%	0.4%	5.7%

Effective tax rate	1.8%	0.4%	5.7%